Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Summary of All Outstanding Warrants to Purchase Shares of Common Stock

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of September 30, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted- Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$1.00	$1.00	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$1.15	$1.15	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
	9,189,182		$1.19		-	9,189,182